Schedule I - Additional Information of Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Cash used in operating activities	¥ 881,297	$ 127,778	¥ (1,017,962)	¥ (412,868)
Cash flows from investing activities:
Purchase of long-term investments	(31,844)	(4,617)	(215,472)	(20,000)
Cash provided by (used in) investing activities	(516,683)	(74,912)	(670,402)	18,625
Cash flows from financing activities:
Proceeds from exercise of options	2,864	415
Repurchase of ordinary shares	(217,920)	(31,595)
Repayment for short-term borrowings	(156,970)	(22,759)	(560,972)	(595,094)
Proceeds from issuance of convertible redeemable preferred shares			1,138,232	512,715
Proceeds from IPO, net of issuance cost of RMB46,931			1,488,866
Cash provided by (used in) financing activities	(186,043)	(26,974)	2,289,623	929,962
Net increase in cash, cash equivalents and restricted cash	196,984	28,560	588,266	507,293
Cash, cash equivalent and restricted cash at the beginning of the year	1,506,642	218,443	918,376	411,083
Cash, cash equivalent and restricted cash at the end of the year	1,703,626	247,003	1,506,642	918,376
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	6,163	894	16,778	21,090
Supplemental disclosure of non-cash investing and financing activities:
Exercise of warrant			10,345
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Cash used in operating activities	37,835	5,486	(4,295)
Cash flows from investing activities:
Purchase of long-term investments	(12,644)	(1,833)	(32,427)
Investments in subsidiaries' and former VIE's subsidiaries	595,130	86,286	(2,589,491)	(500,551)
Collection of investments in subsidiaries and former VIEs subsidiaries	804,743	116,677
Cash provided by (used in) investing activities	196,969	28,558	(2,621,918)	(500,551)
Cash flows from financing activities:
Proceeds from long-term borrowings				65,200
Proceeds from exercise of options	2,864	415
Repurchase of ordinary shares	(217,920)	(31,595)
Repayment for short-term borrowings	(30,720)	(4,454)	(32,230)	(2,719)
Proceeds from issuance of convertible redeemable preferred shares			1,138,232	512,715
Proceeds from IPO, net of issuance cost of RMB46,931			1,488,866
Cash provided by (used in) financing activities	(245,776)	(35,634)	2,594,868	575,196
Net increase in cash, cash equivalents and restricted cash	(10,972)	(1,591)	(31,345)	74,645
Cash, cash equivalent and restricted cash at the beginning of the year	45,520	6,600	76,865	2,220
Cash, cash equivalent and restricted cash at the end of the year	34,548	5,009	45,520	¥ 76,865
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	¥ (1,297)	$ (188)	(4,238)
Supplemental disclosure of non-cash investing and financing activities:
Exercise of warrant			¥ 10,345